Income Tax - Schedule of Income Tax Expenses (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Schedule of Income Tax Expenses [Abstract]
Current income tax expenses	$ 914,309		$ 4,056,189	$ 2,392,635
Deferred income tax (benefit) expenses	393,433	$ 50,613	(1,717,339)	(420,058)
Income tax expenses	$ 1,307,742	$ 168,235	$ 2,338,850	$ 1,972,577